FINANCING RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
FINANCING RECEIVABLES [Abstract]
Schedule of Financing Receivables by Credit Quality Indicator
The following table discloses the recorded investment in financing receivables by credit quality indicator as at September 30, 2014 (in thousands):

Net
Investment
in Leases
Current	$9,440
Performing	1,291
Poor	3,934
Total	$14,665

The following table discloses the recorded investment in financing receivables by credit quality indicator as of December 31, 2013 (in thousands):

Net
Investment
in Leases
Current	$11,872
Performing	4,178
Poor	2,203
Total	$18,253

The following table discloses the recorded investment in financing receivables by credit quality indicator as at December 31, 2013 (in thousands):

Net
Investment
in Leases
Current	$11,872
Performing	4,178
Poor	2,203

Total	$18,253

The following table discloses the recorded investment in financing receivables by credit quality indicator as at December 31, 2012 (in thousands):
Net
Investment
in Leases
Current	$15,825
Performing	4,246
Poor	2,591
Total	$22,662

Schedule of Past Due Financing Receivables
The Company's net investment leases on non-accrual status as of September 30, 2014, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$344	$(344)

The Company's aged financing receivables as of September 30, 2014 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
		31-90	91+	Financing	Recorded	Recorded	Related	Net of
	Current	Days	Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$9,440	$5,279	$290	$15,009	$-	$15,009	$(344)	$14,665

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of September 30, 2014 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
		31-90	91+	Financing	Recorded	Recorded	Related	Net of
	Current	Days	Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$9,440	$5,225	$-	$14,665	$-	$14,665	$-	$14,665

The Company's net investment leases on nonaccrual status as of December 31, 2013, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$445	$(445)

The Company's aged financing receivables as of December 31, 2013 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
	Current	31-90 Days	91+ Days	Financing Receivables	Recorded Investment	Recorded Investment	Related Allowances	Net of Allowances
Net investment in leases	$11,872	$6,107	$719	$18,698	$-	$18,698	$(445)	$18,253

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2013 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
	Current	31-90 Days	91+ Days	Financing Receivables	Recorded Investment	Recorded Investment	Related Allowances	Net of Allowances
Net investment in leases	$11,872	$6,107	$274	$18,253	$-	$18,253	$-	$18,253

The Company's net investment leases on nonaccrual status as of December 31, 2013, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$445	$(445)

The Company's aged financing receivables as of December 31, 2013 are as follows (in thousands):
					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$11,872	$6,107	$719	$18,698	$-	$18,698	$(445)	$18,253

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2013 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$11,872	$6,107	$274	$18,253	$-	$18,253	$-	$18,253

The Company's net investment leases on nonaccrual status as of December 31, 2012, are as follows (in thousands):

	Recorded	Related
	Investment	Allowance
Net investment in leases	$305	$(305)

The Company's aged financing receivables as of December 31, 2012 are as follows (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$15,837	$6,225	$905	$22,967	$-	$22,967	$(305)	$22,662

The Company recorded investment in past due financing receivables for which the Company continues to accrue penalties and interest income is as follows as of December 31, 2012 (in thousands):

					Related			Recorded
				Billed	Unbilled	Total		Investment
				Financing	Recorded	Recorded	Related	Net of
	Current	31-90 Days	91+ Days	Receivables	Investment	Investment	Allowances	Allowances
Net investment in leases	$15,837	$6,225	$600	$22,662	$-	$22,662	$-	$22,662

Schedule of Reserve Activity for Credit Losses
Activity in our reserves for credit losses for the nine months ended September 30, 2014 is as follows (in thousands):

Investment in sales- type leases
Balance January 1, 2014	$445
Provision for bad debts	(101)
Recoveries	-
Write-offs and other	-
Balance September 30, 2014	$344

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of September 30, 2014 (in thousands):

Investment in sales- type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$5,279
Ending balance: individually evaluated for impairment	-
Ending balance	$5,279

Activity in our reserves for credit losses for the year ended December 31, 2013 is as follows (in thousands):

Investment in sales- type leases
Balance January 1, 2013	$305
Provision for bad debts	140
Recoveries	-
Write-offs and other	-
Balance December 31, 2013	$445

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2013 (in thousands):

Investment in sales- type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,107
Ending balance: individually evaluated for impairment	719
Ending balance	$6,826

Activity in our reserves for credit losses for the year ended December 31, 2013 is as follows (in thousands):

Investment in sales-type leases
Balance January 1, 2013	$305
Provision for bad debts	140
Recoveries	-
Write-offs and other	-
Balance December 31, 2013	$445

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2013 (in thousands):

Investment in sales-type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,107
Ending balance: individually evaluated for impairment	719
Ending balance	$6,826

Activity in our reserves for credit losses for the year ended December 31, 2012 is as follows (in thousands):

Investment in sales-type leases
Balance January 1, 2012	$465
Provision for bad debts	-
Recoveries	-
Write-offs and other	(160)
Balance December 31, 2012	$305

Our reserve for credit losses and minimum lease payments associated with our investment in sales- type lease balances disaggregated on the basis of our impairment method were as follows as of December 31, 2012 (in thousands):

Investment in sales-type leases
Reserve for credit losses:
Ending balance: collectively evaluated for impairment	$6,225
Ending balance: individually evaluated for impairment	905
Ending balance	$7,130